Financial Expense, Net (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Financial Income (Expense), Net

	12.31.2023	12.31.2022	12.31.2021
Financial income:
Warrants	—	62.9	—
Interest on cash and cash equivalents and financial	105.8	43.8	17.9
Interest on receivables	13.7	4.2	3.1
Financial structuring	8.3	—	—
Residual value guarantee	—	—	52.0
Phantom shares (LTI)	—	5.0	—
Derivative financial instruments	—	5.2	—
Others	0.8	0.8	1.8

Total financial income	128.6	121.9	74.8

Financial expenses:
Warrants	(29.6)	—	—
Interest	(213.7)	(204.6)	(240.7)
IOF - (tax on financial transactions)	(12.2)	(2.1)	(0.9)
Interest on taxes, social charges and contributions	(7.3)	(6.8)	(3.2)
Financial restructuring costs	(3.2)	(12.1)	(2.4)
Phantom shares (LTI)	(31.4)	—	(17.7)
Others	(24.5)	(19.8)	(9.3)

Total financial expenses	(321.9)	(245.4)	(274.2)

Financial expenses, net	(193.3)	(123.5)	(199.4)